INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	June 30,	December 31,
	2025	2024

Finished goods	$46,692	$-
Inventories	$46,692	$-

The Company recorded inventory write-downs of nil and nil for the six months ended June 30, 2025 and 2024, respectively.